Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment as of December 31, 2022 and 2021 were as follows:

	2022	2021
Land	$29,010	$30,793
Building and improvements	138,759	134,313
Machinery and equipment	240,097	252,779
Construction in progress	20,324	16,459
Property, plant and equipment, at cost	428,190	434,344
Less: accumulated depreciation	(229,595)	(236,824)
Total property, plant and equipment, net	$198,595	$197,520